Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Accounts")

Supplement to:

Ameritas Low-Load® Variable Universal Life

Prospectus Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Supplement Dated January 8, 2016

On or about January 1, 2016, Neuberger Berman Management LLC and Neuberger Berman LLC (NB LLC) will transfer to Neuberger Berman Fixed Income LLC (NBFI) their rights and obligations pertaining to all services they provide to any fund under any investment management, investment sub-advisory, and/or administration agreement, as applicable. Following such transfer, NBFI will be renamed Neuberger Berman Investment Advisers LLC. The names of the fund and portfolios remain the same.

Therefore, effective on or about January 1, 2016, the list of variable investment options in your prospectus is revised to read as follows:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I – Neuberger Berman Investment Advisers LLC (NBIA)	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I – NBIA	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I – NBIA	Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio, Class I – NBIA	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 685 1-16